Short-Term Borrowings (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Nov. 30, 2017
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing, interest rate	1.45%
Commitment fee	0.10%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 2,000
Extension period for revolving line of credit	1 year
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount		100
Libor rate depending on credit ratings	0.75%
Commitment fee	0.225%
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Possible additional increase in borrowing capacity amount		$ 400
Libor rate depending on credit ratings	0.125%
Commitment fee	0.075%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Libor rate depending on credit ratings	1.125%